Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 324,346			$ 848,749
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	341,207			864,736
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	(16,861)			(15,987)
Credit facilities - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	206,826			311,980
Credit facilities - U.S. dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 143.6		$ 236.3
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	134,381			$ 552,756
Credit facilities - Canadian dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Net draws	$ 539,700	$ 16.2